AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.0%
Long-Term Municipal Bonds – 95.0%
Minnesota – 95.0%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,869,674
Central Minnesota Municipal Power Agency Series 2012 5.00%, 01/01/2032	2,200	2,233,664
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029-11/01/2044	800	883,356
Series 2019 4.00%, 11/01/2041	850	974,588
City of Duluth MN Series 2016-A 5.00%, 02/01/2034	1,000	1,184,565
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,204,443
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015-A 5.00%, 11/15/2033	1,000	1,165,674
Series 2018-A 5.00%, 11/15/2036	2,000	2,507,545
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 2010-2A 6.25%, 12/01/2030	1,000	1,014,788
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2017-A 5.00%, 11/15/2028	1,355	1,673,174
NATL Series 1998 0.105%, 08/01/2028(a)	275	275,000
City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/2048	1,000	1,152,084
Series 2016-B 5.00%, 11/15/2036	60	91,087
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014-G 5.00%, 11/01/2030-11/01/2032	2,900	3,311,522
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	395	426,082

	Principal Amount (000)	U.S. $ Value

City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056	$215	$234,851
Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	2,200	2,541,276
County of Hennepin MN Series 2019-B 5.00%, 12/15/2035	1,575	2,013,984
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	400	441,266
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 4.25%, 02/15/2043	500	574,787
Series 2018-A 5.00%, 02/15/2048	1,000	1,201,674
Housing & Redevelopment Authority of The City of St .Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(b)	100	103,509
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015-A 5.00%, 11/15/2040 (Pre-refunded/ETM)	600	714,356
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036	1,575	1,915,647
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032	1,000	1,169,909
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	110	133,416
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(b)	125	126,811
Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025	420	444,570
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	3,000	3,674,467
Minneapolis-St. Paul Metropolitan Airports Commission Series 2012-B 5.00%, 01/01/2029	1,250	1,269,381

	Principal Amount (000)	U.S. $ Value

Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	$750	$865,058
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036	500	557,568
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,100	1,304,953
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2021 3.00%, 10/01/2041	1,000	1,099,176
Series 2015-8 5.00%, 12/01/2032	1,000	1,168,850
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034	800	922,458
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	50	60,517
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	853,243
New Prague Independent School District No. 721 Series 2015-A 4.00%, 02/01/2032	1,000	1,105,465
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	1,000	1,092,598
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033-01/01/2041	1,150	1,371,265
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	2,000	2,405,441
State of Minnesota Series 2019-A 5.00%, 08/01/2037	1,000	1,294,967
University of Minnesota Series 2014-B 4.00%, 01/01/2032	2,000	2,155,057
Western Minnesota Municipal Power Agency Series 2014-A 5.00%, 01/01/2040 (Pre-refunded/ETM)	1,500	1,668,813

Total Long-Term Municipal Bonds (cost $50,441,624)		54,452,579

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 1.0%
Minnesota – 1.0%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2008 0.02%, 11/15/2034(c) (cost $575,000)	$575	$575,000

Total Municipal Obligations (cost $51,016,624)		55,027,579

	Shares

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $1,788,517)	1,788,517	1,788,517

Total Investments – 99.1% (cost $52,805,141)(g)		56,816,096
Other assets less liabilities – 0.9%		529,829

Net Assets – 100.0%		$57,345,925

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$12,255	$—	$12,255
USD	183	01/15/2025	2.585%	CPI#	Maturity	5,989	—	5,989
USD	182	01/15/2025	2.613%	CPI#	Maturity	5,743	—	5,743
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	184,676	—	184,676
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	183,191	—	183,191
USD	255	01/15/2030	1.572%	CPI#	Maturity	30,823	—	30,823
USD	255	01/15/2030	1.587%	CPI#	Maturity	30,418	—	30,418
USD	300	01/15/2031	2.680%	CPI#	Maturity	3,235	—	3,235
USD	180	04/15/2032	CPI#	2.722%	Maturity	439	—	439
USD	120	02/15/2041	CPI#	2.553%	Maturity	419	—	419
USD	111	02/15/2041	CPI#	2.500%	Maturity	(1,056)	—	(1,056)
USD	109	02/15/2041	CPI#	2.505%	Maturity	(904)	—	(904)
USD	230	02/15/2046	CPI#	2.391%	Maturity	(8,214)	—	(8,214)

						$447,014	$—	$447,014

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,500	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	$(6,031)	$—	$(6,031)
USD	4,070	01/15/2030	1.023%	3 Month LIBOR	Semi-Annual/ Quarterly	64,636	—	64,636
USD	500	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	2,616	—	2,616
USD	600	02/15/2036	3 Month LIBOR	1.576%	Quarterly/ Semi-Annual	4,074	—	4,074
USD	990	11/12/2039	3 Month LIBOR	3.320%	Quarterly/ Semi-Annual	290,768	—	290,768
USD	220	11/01/2044	3 Month LIBOR	1.892%	Quarterly/ Semi-Annual	12,468	—	12,468
USD	680	02/15/2051	3 Month LIBOR	1.809%	Quarterly/ Semi-Annual	21,532	—	21,532

						$390,063	$—	$390,063

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.120%	SIFMA*	Quarterly	$(17,171)	$—	$(17,171)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA*	Quarterly	(17,539)	—	(17,539)

							$(34,710)	$—	$(34,710)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2021 and the aggregate market value of this security amounted to $275,000 or 0.48% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $230,320 or 0.4% of net assets.

(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,867,369 and gross unrealized depreciation of investments was $(54,047), resulting in net unrealized appreciation of $4,813,322.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.5% and 0.0%, respectively.

Glossary:

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Minnesota Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$54,452,579	$—	$54,452,579
Short-Term Municipal Notes	—	575,000	—	575,000
Short-Term Investments	1,788,517	—	—	1,788,517

Total Investments in Securities	1,788,517	55,027,579	—	56,816,096
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	457,188	—	457,188
Centrally Cleared Interest Rate Swaps	—	396,094	—	396,094
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(10,174)	—	(10,174)
Centrally Cleared Interest Rate Swaps	—	(6,031)	—	(6,031)
Interest Rate Swaps	—	(34,710)	—	(34,710)

Total	$1,788,517	$55,829,946	$—	$57,618,463

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2021 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,431	$2,136	$3,778	$1,789	$0	*

*	Amount less than $500.